LOANS AND LEASES	12 Months Ended
Dec. 31, 2019
Loans and leases [abstract]
LOANS AND CAPITAL LEASES

Note 14: - Loans and Leases

a.	Bank loans

	December 31,
	2019	2018
	U.S. Dollars in thousands

Bank loans	746	688
Less current maturities of bank loans	257	452
Total Long term bank loans	$489	$1,140

Bank loans

The bank loans are payable over 60 equal monthly installments. The loans bear fixed interest rate in the range of 3.15% -3.55%. No new bank loans received in 2019. See Note 18 regarding pledge information related to the bank loans.

b.	Leases

The Company applies IFRS 16, Leases, as from January 1, 2019. The Company has lease agreements with respect to the following items:

1.	Office and storage spaces:

The Company has engaged in lease agreements for office and storage spaces for total of 10 years which includes lease extension for three year that will expire in 2026.

2.	Vehicles:

The Company leases vehicles for mainly for three-year periods from several different leasing companies.

3.	Office equipment (i.e. printing and photocopying machines):

The Company leases office equipment (i.e. printing and photocopying machines) for five year periods.

Right-of-use assets composition and Changes in leas liabilities

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (2)
	U.S Dollars in thousands
As of January 1, 2019(1)	$3,466	$663	$32	$4,161	$4,855
Additions to right -of -use assets	-	874		874	870
Write-off	-	(57)		(57)	(60)
Depreciation expense	(433)	(517)	(6)	(956)	-
Exchange rate differences	-	-		-	406
Repayment of lease liabilities	-	-		-	(1,070)
As of December 31, 2019	$3,033	$989	$26	$4,022	$5,001

(1)	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded operating lease commitment classified as a lease liability at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,022, $663 and $32 thousands, respectively. Also refer to Note 2ii.

(2)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

Below is the Consolidated Statements of Profit or Loss and Other Comprehensive Income impact for the year ended December 31, 2019

Expense decrease (increase)
For the year ended on December 31, 2019
U.S Dollars in thousands
Operating lease expense	$1,182
Depreciation of right of use assets	(956)
Operating income	226

Finance expense	(212)
Net Income (loss)	$14

Below is the Consolidated Statements of cash flow impact for the year ended December 31, 2019

	According to the previous accounting policy	Difference	According to the current accounting policy
		U.S Dollars in thousands
For the year ended on December 31, 2019

Cash flows from operating activities	$26,501	$1,070	$27,571
Cash flows from financing activities	$(460)	$(1,070)	$(1,530)

Maturity analysis of the Company’s lease liabilities (including interest)

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,198	$1,000	$797	$1,352	1,364	$5,711

Lease extension

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension options will be exercised.

Office and storage spaces leases have extension options for additional three years. The Company have reasonably certain that the extension option will be exercised in order to avoid a significant adverse impact to its operating activities.